Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Royalty payments	$ 407	$ 342
Revenues from sale or license	8,206	1,778	$ 383
Profit (loss) from discontinued operation	0	0	80
Liabilities	39,102	24,326
Financial income	461	11	$ 843
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs	$ 950
Percentage of royalties to pay for future revenues from sales of products	1.5% to 2.5%
Period of royalties to pay for future revenues from sales of products	12
One-time lump-sum amount	$ 1,500
Aggregate revenues	100,000
Royalty payments	$ 363	149
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products	10% - 20%
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount	2.00%
One-time lump-sum amount	$ 1,000
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount	4.00%
Teva [Member]
Disclosure of contingent liabilities [line items]
Revised cash consideration paid		1,000
Obligation for contingent consideration		2,000
Modified contingent consideration		7,200
Liabilities	$ 4,794	5,928
Financial expenses (income)	$ 533	$ 590
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products		3%
Royalty payments		$ 1,562
Maximum aggregate royalties paid in percentage	100.00%
Interest rate	12-month LIBOR